LOANS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Financing Receivable Period of Loans Past Due Transferred to Non Accrual Status	90 days
Loans and Leases Receivable Loan to Value Ratio Maximum	55.00%	45.00%
Capitalized fees and costs	$ 941	$ 932
Foreclosed Assets	$ 62	$ 5